SUBSEQUENT EVENTS (Details Narrative) (USD $)	May 31, 2014	Apr. 30, 2014
Subsequent Events [Abstract]
Issued shares		$ 229,000
Paid total		229,000
Issued shares of common stock	140,000	1,112,250
Debt total		287,250
Services total	270,000	425,000
Cash total	$ 140,000